UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-22815

NB Private Markets Fund III (TE) LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code:           1-212-476-8800

Date of fiscal year end:     March 31

Date of reporting period:     September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Private Markets Fund III (TE) LLC

Consolidated Financial Statements

(Unaudited)

For the six months ended September 30, 2021

NB Private Markets Fund III (TE) LLC

For the six months ended September 30, 2021

NB Private Markets Fund III (TE) LLC

Consolidated Statement of Assets, Liabilities and Members’ Equity – Net Asset

As of September 30, 2021 (Unaudited)

Assets
Investment in the Company, at fair value	$44,036,412
Investment in Money Market Fund	110,926
Prepaid legal fees	638
Interest receivable	1

Total Assets	$44,147,977

Liabilities

Deferred tax payable	$1,094,157
Management fee payable	58,438
Administration service fees payable	12,000
Due to Affiliate	9,560
Professional fees payable	4,625
Other payables	1,244

Total Liabilities	$1,180,024

Members’ Equity - Net Assets	$42,967,953

Units of Membership Interests outstanding (unlimited units authorized)	15,027.67
Net Asset Value Per Unit	$2,859.26

The accompanying notes and attached financial statements of NB Private Markets Fund III (Master) LLC are an integral part of these consolidated financial statements.

1

NB Private Markets Fund III (TE) LLC

Consolidated Statement of Operations

For the six months ended September 30, 2021 (Unaudited)

Net Investment Loss Allocated from the Company:

Interest income	$231
Expenses	(330,772)

Total Net Investment Loss Allocated from the Company	(330,541)

Fund Income:

Interest income	11

Total Fund Income	11

Fund Expenses:

Management fee	113,250
Tax expense	30,730
Administration service fees	24,000
Professional fees	6,125
Other expenses	10,622

Total Fund Expenses	184,727

Net Investment Loss	(515,257)

Net Realized and Change in Unrealized Gain on Investment in the Company (Note 2)
Net realized gain on investment in the Company	8,353,901
Net change in unrealized appreciation on investment in the Company	(943,072)

Net Realized and Change in Unrealized Gain on Investment in the Company	7,410,829

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$6,895,572

The accompanying notes and attached financial statements of NB Private Markets Fund III (Master) LLC are an integral part of these consolidated financial statements.

2

NB Private Markets Fund III (TE) LLC

Consolidated Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2021 (Audited)

	Members' Equity	Investment Adviser	Total
Members' committed capital	$37,609,090	$-	$37,609,090

Members' equity at April 1, 2020	$26,142,555	$287,240	$26,429,795
Capital distributions	(1,974,477)		(1,974,477)
Net investment loss	(1,092,169)	-	(1,092,169)
Net realized gain on investment in the Company	3,454,472	-	3,454,472
Net change in unrealized appreciation on investment in the Company	17,152,669	-	17,152,669
Net change in incentive carried interest	(975,749)	975,749	-
Members' equity at March 31, 2021	$42,707,301	$1,262,989	$43,970,290

For the six months ended September 30, 2021 (Unaudited)

	Members' Equity	Investment Adviser	Total
Members' committed capital	$37,609,090	$-	$37,609,090

Members' equity at April 1, 2021	$42,707,301	$1,262,989	$43,970,290
Capital distributions	(7,897,909)		(7,897,909)
Net investment loss	(515,257)	-	(515,257)
Net realized gain on investment in the Company	8,353,901	-	8,353,901
Net change in unrealized appreciation on investment in the Company	(943,072)	-	(943,072)
Net change in incentive carried interest	(344,778)	344,778	-
Members' equity at September 30, 2021	$41,360,186	$1,607,767	$42,967,953

The accompanying notes and attached financial statements of NB Private Markets Fund III (Master) LLC are an
integral part of these consolidated financial statements.

3

NB Private Markets Fund III (TE) LLC

Consolidated Statement of Cash Flows

For the six months ended September 30, 2021 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$6,895,572
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Distributions received from investment in the Company	7,838,851
Change in fair value of investment in the Company	(7,080,288)
Reclassification to short term investment	(110,926)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid legal fees	1,277
(Increase) decrease in interest receivable	2
Increase (decrease) in management fee payable	8,858
Increase (decrease) in due to Affiliate	7,006
Increase (decrease) in professional fees payable	(4,625)
Increase (decrease) in other payables	(300)
Increase (decrease) in tax payable	(4,234)

Net cash provided by (used in) operating activities	7,551,193

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(7,897,909)

Net cash provided by (used in) financing activities	(7,897,909)

Net change in cash and cash equivalents	(346,716)
Cash and cash equivalents at beginning of the period	346,716

Cash and cash equivalents at end of the period	$-

Noncash activities
Distribution totaling $34,964 were received from the Company for taxes paid and/or accrued by the Company on behalf of the TE Fund.

The accompanying notes and attached financial statements of NB Private Markets Fund III (Master) LLC are an integral part of these consolidated financial statements.

4

NB Private Markets Fund III (TE) LLC

Consolidated Financial Highlights

	For the six months ended September 30, 2021 (Unaudited)	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2017
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$2,925.96	$1,758.74	$1,784.92	$1,697.03	$1,561.43	$1,393.02
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(34.29)	(72.67)	(61.31)	(86.32)	(97.52)	(67.56)
Net realized and change in unrealized gain on investment in the Company	493.15	1,371.28	160.26	334.70	233.12	235.97
Net increase in net assets resulting from operations after incentive carried interest	458.86	1,298.61	98.95	248.38	135.60	168.41

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(525.56)	(131.39)	(125.13)	(160.49)	-	-
NET ASSET VALUE, END OF PERIOD	$2,859.26	$2,925.96	$1,758.74	$1,784.92	$1,697.03	$1,561.43
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	15.91%	73.84%	5.54%	14.74%	8.68%	12.09%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net assets, end of period in thousands (000's)	$42,968	$43,970	$26,430	$26,142	$24,855	$19,514
Ratios to Average Members' Equity - Net Assets: (4) (5)
Expenses excluding incentive carried interest	2.35%	3.38%	3.34%	4.98%	6.24%	4.86%
Net change in incentive carried interest	0.80%	3.02%	0.22%	0.70%	0.19%	-
Expenses including incentive carried interest	3.15%	6.40%	3.56%	5.68%	6.43%	4.86%
Net investment loss excluding incentive carried interest	(2.35)%	(3.38)%	(3.23)%	(4.83)%	(6.17)%	(4.84)%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (6)	19.95%	18.81%	8.54%	11.70%	10.50%	11.40%
Internal Rate of Return after incentive carried interest (6)	19.40%	18.28%	8.29%	11.45%	10.43%	11.40%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TE Fund during the year and assumes distributions, if any, were reinvested. The TE Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the TE Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions. The total return does not reflect the impact of incentive carried interest; refer to the Internal Rates of Return for the impact of incentive carried interest.
(4)	Ratios include expenses allocated from the Company.
(5)	For the period ended September 30, 2021, the ratios are annualized.
(6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets before and after incentive carried interest at the end of the period as of each measurement date.

The accompanying notes and attached financial statements of NB Private Markets Fund III (Master) LLC are an integral part of these consolidated financial statements.

5

NB Private Markets Fund III (TE) LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

1. Organization

NB Private Markets Fund III (TE) LLC (the “TE Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TE Fund was organized as a Delaware limited liability company on March 18, 2013. The TE Fund commenced operations on October 25, 2013. The duration of the TE Fund is ten years from the final subscription closing date (the “Final Closing”), which occurred on October 25, 2014, subject to two two-year extensions which may be approved by the Board of Managers of the TE Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TE Fund may be extended by consent of a majority-in-interest of its Members as defined in the TE Fund’s limited liability company agreements (the “LLC Agreement”).

The TE Fund’s investment objective is to provide attractive long-term returns. The TE Fund pursues its investment objective by investing substantially all of its assets in NB Private Markets Fund III (Master) LLC (the "Company"), through its consolidated subsidiary, NB Private Markets Fund III (Offshore) LDC, a Cayman Islands limited duration company (the "Offshore Fund"). The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts (the "Portfolio Funds"). Neither the Company, the TE Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TE Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TE Fund's consolidated financial statements. The percentage of the Company’s members' contributed capital owned by the TE Fund at September 30, 2021 was approximately 42.79%.

The Board has overall responsibility to manage and supervise the operations of the TE Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TE Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TE Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

2. Significant Accounting Policies

The TE Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the TE Fund in the preparation of its consolidated financial statements.

6

NB Private Markets Fund III (TE) LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

A. Basis of Accounting and Consolidation

The TE Fund’s policy is to prepare its consolidated financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TE Fund are maintained in U.S. dollars.

At September 30, 2021, the percentage of the Offshore Fund’s shareholders’ capital owned by the TE Fund is 100%.  The financial position and results of operations of the Offshore Fund have been consolidated in these consolidated financial statements.  All intercompany transactions (consisting of capital contributions and distributions) have been eliminated.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the TE Fund's investment in the Company reflects the TE Fund's proportionate interest in the total members’ contributed capital of the Company at September 30, 2021. Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to these consolidated financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TE Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2021, the TE Fund held $110,926 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The TE Fund records its share of the Company's investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TE Fund's aggregate commitment to the Company. The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to these consolidated financial statements.

F. Income Taxes

The TE Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses at the TE Fund are passed through to Members. The TE Fund has a tax year end of December 31.

7

NB Private Markets Fund III (TE) LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

The Offshore Fund is treated as a corporation for tax reporting.  The Offshore Fund has a tax year end of December 31. The Offshore Fund is subject to U.S. federal, state and local income taxes. As of September 30, 2021, the Offshore Fund recorded a total deferred tax payable of $1,094,157 and a current tax payable of $0.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TE Fund's investment in the Company for federal income tax purposes is based on amounts reported to the TE Fund on Schedule K-1 from the Company. As of September 30, 2021, the TE Fund had not received information to determine the tax cost of the Company. Based on the amounts reported to the TE Fund on Schedule K-1 as of December 31, 2020, and after adjustment for purchases and sales between December 31, 2020 and September 30, 2021, the estimated cost of the TE Fund’s investment in the Company at September 30, 2021, for federal income tax purposes aggregated $14,781,441. The net and gross unrealized appreciation for federal income tax purposes on the TE Fund's investment in the Company was estimated to be $29,254,971.

The TE Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TE Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2017 forward (with limited exceptions). The Financial Accounting Standards Board (“FASB”) ASC 740-10 Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in these consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the TE Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TE Fund’s financial statements for the six months ended September 30, 2021. The TE Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2021, the TE Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the TE Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

8

NB Private Markets Fund III (TE) LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

H. Fund Expenses

The TE Fund bears its own expenses and, indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Management Fees (as defined herein); Independent Managers’ fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

3. Advisory Fees, Management Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration of the advisory and other services provided by the Registered Investment Adviser, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fees") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value (“NAV”) of the Company. The Advisory Fees will not exceed 1.0% of total commitments from Members. For the six months ended September 30, 2021, the Company incurred Advisory Fees totaling $545,015, of which $233,221 was allocated to the TE Fund.

In consideration for the services provided under the Management Agreement, the TE Fund pays the Registered Investment Adviser a management fee (the "Management Fee") quarterly in arrears at the annual rate of 0.50% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the Underlying Commitments attributable to the TE Fund (based on the TE Fund’s commitments to the Company relative to those of the Feeder Funds invested in the Company) and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the NAV of the TE Fund. The Management Fee will not exceed 0.50% of total commitments from Members. For the six months ended September 30, 2021, the TE Fund incurred Management Fees totaling $113,250.

Pursuant to an Administrative and Accounting Services Agreement, the TE Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation, and investor services to the TE Fund. In consideration for these services, the TE Fund pays the Administrator a fixed fee of $9,500 per calendar quarter, plus an additional $10,000 annually for tax compliance services. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the TE Fund. For the six months ended September 30, 2021, the TE Fund incurred administration service fees totaling $24,000.

9

NB Private Markets Fund III (TE) LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

The Board consists of six managers, each of whom is not an “interested person” of the TE Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2021, the Company incurred $87,500 in Independent Managers’ fees, of which $37,443 was allocated to the TE Fund.

As of September 30, 2021, four persons had ownership of approximately 7.98%, 5.58%, 5.32% and 5.32% of the TE Fund’s total commitments and are treated as “affiliated persons”, as defined in the Investment Company Act, (the “Affiliated Persons”). The affiliation between the Affiliated Persons and the TE Fund is based solely on the commitments made and percentage ownership.

4. Capital Commitments from Members

At September 30, 2021, capital commitments from Members totaled $37,609,090. Capital contributions received by the TE Fund with regard to satisfying Member commitments totaled $19,932,818, which represents approximately 53% of committed capital at September 30, 2021.

Capital contributions are credited to Members’ equity accounts and units will be issued when paid. Capital contributions are determined based on a percentage of commitments. During the six months ended September 30, 2021, the TE Fund did not issue any units.

The net profits or net losses of the TE Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions are made of available cash or other net investment proceeds to Members at such times and in such amounts as determined by the Board in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2021, the TE Fund had distributed $14,103,409. Distributions from the TE Fund are made in the following priority:

(a) First, to Members of the TE Fund until they have received a 125% return of all drawn commitments; and

(b) Then, a 95% - 5% split between the Members and the Registered Investment Adviser, respectively. The Registered Investment Adviser will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

10

NB Private Markets Fund III (TE) LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

Incentive carried interest is accrued based on the NAV of the TE Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Registered Investment Adviser in the period in which it occurs. At September 30, 2021, the accrued and unpaid Incentive Carried Interest was $1,607,767.

5. Indemnifications

In the normal course of business, the TE Fund enters into contracts that provide general indemnifications. The TE Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TE Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the TE Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

11

NB Private Markets Fund III (TE) LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

7. Other Matters

The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity. The impact of the virus may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The fluidity of the situation precludes any prediction as to its ultimate impact, which may have a continued effect on the economic and market conditions. Such conditions, which may be across industries, sectors, or geographies, have impacted and may continue to impact the Company’s portfolio companies.

8. Subsequent Events

The TE Fund has evaluated all events subsequent to September 30, 2021, through the date these consolidated financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

12

NB Private Markets Fund III (TE) LLC

Supplemental Information

September 30, 2021 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the TE Fund’s policies and procedures used to determine how to vote proxies relating to the TE Fund’s portfolio securities, as well as information regarding proxy votes cast by the TE Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TE Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TE Fund did not receive any proxy solicitations during the period ended September 30, 2021.

The TE Fund files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The TE Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

13

NB Private Markets Fund III (Master) LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2021

NB Private Markets Fund III (Master) LLC

For the six months ended September 30, 2021

NB Private Markets Fund III (Master) LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2021 (Unaudited)

Assets

Investments, at fair value (cost $51,435,691)	$104,371,540
Prepaid insurance	14,956
Interest receivable	98

Total Assets	$104,386,594

Liabilities

Advisory fees payable	$281,521
Professional fees payable	56,360
Due to Affiliate	40,454
Administration service fees payable	29,004
Other payables	17,984

Total Liabilities	$425,323

Commitments and contingencies (Note 5)

Members’ Equity - Net Assets	$103,961,271

Units of Membership Interests outstanding (unlimited units authorized)	25,265.58
Net Asset Value Per Unit	$4,114.74

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Schedule of Investments

As of September 30, 2021 (Unaudited)

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Buyout/Growth (39.56%)
Advent International GPE VIII-B, L.P.	Primary	09/2016 - 09/2020	North America	$4,473,358	$10,235,990
Apollo Investment Fund IV, L.P.	Secondary	04/2014	North America	77,631	5,250
BV Investment Partners Fund VIII, L.P.	Primary	08/2014 - 02/2021	North America	1,136,430	3,938,163
Charlesbank Equity Fund VIII, L.P.	Primary	01/2015 - 08/2021	North America	6,792,114	5,856,000
Green Equity Investors VII, L.P.	Primary	05/2017 - 10/2020	North America	2,649,875	6,009,027
Levine Leichtman Capital Partners II, L.P.	Secondary	03/2014	North America	709,210	28,104
Lone Star Fund IX (U.S.), L.P.	Primary	03/2015 - 06/2018	North America	943,189	1,338,961
Platinum Equity Capital Partners III, L.P.	Secondary	12/2013 - 12/2020	North America	1,101,576	2,321,561
Rhone Partners V L.P.	Primary	07/2015 - 07/2021	North America	6,111,187	11,396,644
				23,994,570	41,129,700
Special Situations (11.72%)
Clearlake Capital Partners IV, L.P.	Primary	09/2015 - 07/2021	North America	1,954,802	4,446,635
Clearlake Opportunities Partners, L.P.	Primary	09/2015 - 06/2020	North America	1,416,781	2,250,346
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	05/2014 - 04/2017	North America	1,024,193	134,877
OrbiMed Royalty Opportunities II, L.P.	Primary	04/2015 - 08/2021	North America	498,671	411,251
Ridgewood Energy Oil & Gas Fund III, L.P.	Primary	05/2015 - 08/2021	North America	3,240,901	3,703,441
Walton Street Real Estate Fund VII, L.P.	Primary	03/2014 - 07/2019	North America	1,231,695	1,243,216
				9,367,043	12,189,766
Venture Capital (37.21%)
Lightspeed China Partners II, L.P.	Primary	06/2014 - 04/2021	Asia	1,141,676	6,167,149
Lightspeed Venture Partners Select, L.P.	Primary	03/2014 - 05/2019	North America	1,198,642	4,954,437
Lightspeed Venture Partners X, L.P.	Primary	07/2014 - 02/2020	North America	1,478,108	10,508,583
Meritech Capital Partners V L.P.	Primary	09/2014 - 07/2021	North America	1,885,976	17,052,229
				5,704,402	38,682,398

Money Market Fund (11.90%)
Morgan Stanley Institutional Liquidity Fund Government Porfolio				12,369,676	12,369,676
				12,369,676	12,369,676

Total Investments (cost $51,435,691) (100.39%)					104,371,540
Other Assets & Liabilities (Net) (-0.39%)					(410,269)
Members' Equity - Net Assets (100.00%)					$103,961,271

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2021 aggregated $51,435,691. Total fair value of illiquid and restricted securities at
September 30, 2021 was $104,371,540 or 100.39% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Statement of Operations

For the six months ended September 30, 2021 (Unaudited)

Investment Income:

Interest income	$541

Total Investment Income	541

Operating Expenses:

Advisory fees	545,015
Independent Managers' fees	87,500
Professional fees	66,965
Administration service fees	57,107
Insurance expense	9,473
Other expenses	6,924

Total Operating Expenses	772,984

Net Investment Loss	(772,443)

Net Realized and Change in Unrealized Gain on Investments (Note 2)
Net realized gain on investments	19,522,277
Net change in unrealized appreciation on investments	(2,203,871)

Net Realized and Change in Unrealized Gain on Investments	17,318,406

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$16,545,963

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2021 (Audited)

Total Members
Members' committed capital	$87,888,888

Members' equity at April 1, 2020	$64,032,554
Capital distributions	(5,335,506)
Net investment loss	(1,166,772)
Net realized gain on investments	8,072,775
Net change in unrealized appreciation on investments	40,084,165
Members' equity at March 31, 2021	$105,687,216

For the six months ended September 30, 2021 (Unaudited)

Total Members
Members' committed capital	$87,888,888

Members' equity at April 1, 2021	$105,687,216
Capital distributions	(18,271,908)
Net investment loss	(772,443)
Net realized gain on investments	19,522,277
Net change in unrealized appreciation on investments	(2,203,871)
Members' equity at September 30, 2021	$103,961,271

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Statement of Cash Flows

For the six months ended September 30, 2021 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$16,545,963
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Contributions to investments in Portfolio Funds	(1,773,295)
Proceeds received from investments in Portfolio Funds	23,600,698
Reclassification to short term investment	(12,369,676)
Net realized gain on investments	(19,522,277)
Net change in unrealized (appreciation) depreciation on investments	2,203,871
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance fees	(7,694)
(Increase) decrease in interest receivable	(36)
Increase (decrease) in advisory fees payable	46,602
Increase (decrease) in professional fees payable	4,992
Increase (decrease) in due to Affiliate	37,847
Increase (decrease) in administration service fees payable	2,699
Increase (decrease) in other payables	16,886

Net cash provided by (used in) operating activities	8,786,580

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(18,271,908)

Net cash provided by (used in) financing activities	(18,271,908)

Net change in cash and cash equivalents	(9,485,328)
Cash and cash equivalents at beginning of the period	9,485,328

Cash and cash equivalents at end of the period	$-

Noncash activities
Receipt of in-kind distributions of securities from Portfolio Funds, at fair value on the date of distribution	$9,081,441

Distributions totaling $34,964 were made to the TE Fund for taxes paid and/or accrued on behalf of the TE Fund.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Financial Highlights

	For the six months ended September 30, 2021 (Unaudited)	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2017
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$4,183.05	$2,534.38	$2,512.79	$2,264.83	$2,016.94	$1,752.88
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(30.57)	(46.18)	(44.42)	(47.50)	(50.61)	(60.32)
Net realized and unrealized gain on investments	685.45	1,906.03	215.25	453.41	319.92	327.02
Net increase in net assets resulting from operations	654.88	1,859.85	170.83	405.91	269.30	266.70

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(723.19)	(211.18)	(149.24)	(157.95)	(21.41)	(2.64)
NET ASSET VALUE, END OF PERIOD	$4,114.74	$4,183.05	$2,534.38	$2,512.79	$2,264.83	$2,016.94
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	15.88%	74.23%	6.79%	18.07%	13.39%	15.23%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$103,961	$105,687	$64,033	$63,487	$56,343	$45,849
Ratios to Average Members' Equity - Net Assets: (4) (5)
Expenses	1.45%	1.52%	1.74%	2.07%	2.46%	3.43%
Net investment loss	(1.45)%	(1.51)%	(1.65)%	(1.97)%	(2.43)%	(3.42)%
Portfolio Turnover Rate (6)	1.83%	6.36%	12.54%	1.61%	23.43%	26.09%

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	23.08%	22.15%	14.00%	15.84%	14.96%	15.71%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the year and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the Company taken as a whole.
(4)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(5)	For the six months ended September 30, 2021, the ratios are annualized.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

1. Organization

NB Private Markets Fund III (Master) LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on March 18, 2013. The Company commenced operations on October 25, 2013. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), which occurred on October 25, 2014, subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by consent of a majority-in-interest of its Members as defined in the Company’s limited liability company agreements (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout/growth, venture capital, and special situations (distressed debt, mezzanine, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be attractive by the Registered Investment Adviser) (collectively, the "Portfolio Funds"). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Private Markets Fund III (TI) LLC (the “TI Fund”) and NB Private Markets Fund III (TE) LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and NB Private Markets Fund III (Offshore) LDC, a Cayman Islands limited duration company (the “Offshore Fund”, and together with the TI Fund and the TE Fund, the “Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's shareholders' capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2021, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 57.21% and 42.79%, respectively.

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10 Fair Value Measurements establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of September 30, 2021.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Buyout/Growth	$-	$-	$-	$41,129,700	$41,129,700
Special Situations	-	-	-	12,189,766	12,189,766
Venture Capital	-	-	-	38,682,398	38,682,398
Money Market Fund	12,369,676	-	-	-	12,369,676
Totals	$12,369,676	$-	$-	$92,001,864	$104,371,540

Significant Unobservable Inputs

As of September 30, 2021, the Company had investments valued at $104,371,540. The fair value of investments valued at $92,001,864 in the Company's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2021 is one to five years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2021, the Company held $12,369,676 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation/(depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Change in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

F. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2021, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2020, and after adjustment for purchases and sales between December 31, 2020 and September 30, 2021, the estimated cost of the Portfolio Funds at September 30, 2021, for federal income tax purposes aggregated $15,948,577. The net unrealized appreciation for federal income tax purposes was estimated to be $76,053,287. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $77,216,611 and $1,163,324, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2017 forward (with limited exceptions). FASB ASC 740-10 Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Company’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Company’s financial statements for the six months ended September 30, 2021. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2021, the Company did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

I. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; registration expenses; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.

J. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fees, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fees") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. The Advisory Fees will not exceed 1.0%

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

of total commitments from Members. For the six months ended September 30, 2021, the Company incurred Advisory Fees totaling $545,015.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Company. For the six months ended September 30, 2021, the Company incurred administration service fees totaling $57,107.

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2021, the Company incurred $87,500 in Independent Managers’ fees.

4. Capital Commitments from Members

At September 30, 2021, capital commitments from Members totaled $87,888,888. Capital contributions received by the Company with regard to satisfying Member commitments totaled $40,428,888, which represents approximately 46% of committed capital at September 30, 2021.

Capital contributions are credited to Members’ equity accounts and units will be issued when paid. Capital contributions are determined based on a percentage of commitments. During the six months ended September 30, 2021, the Company did not issue any units.

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions are made of available cash or other net investment proceeds to Members at such times and in such amounts as determined by the Board in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2021, the Company had distributed $31,987,700 to the Feeder Funds.

NB Private Markets Fund III (Master) LLC Notes to the Financial Statements September 30, 2021 (Unaudited)

5. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2021, the Company had total capital commitments of $83,400,863 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $15,396, 986 as listed below:

Assets:	Unfunded Commitment
Buyout/Growth	$7,552,419
Special Situations	7,484,567
Venture Capital	360,000
Total	$15,396,986

6. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company generally cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds represent 5% or more of Members’ Equity – Net Assets of the Company. Thus, the Portfolio Funds’ investment objectives are disclosed below.

Meritech Capital Partners V, L.P. represents 16.40% of Members’ Equity – Net Assets of the Company. The objective of Meritech Capital Partners V, L.P. is to lead investments into the most attractive late-stage technology companies.

Rhone Partners V L.P. represents 10.96% of Members’ Equity – Net Assets of the Company. The objective of Rhone Partners V L.P. is to make portfolio investments consisting of controlling and noncontrolling equity and equity-related interests in operating businesses.

Lightspeed Venture Partners X, L.P. represents 10.11% of Members’ Equity – Net Assets of the Company. Lightspeed Venture Partners X, L.P. invests in securities (whether debt, equity, or any combination thereof) issued primarily in start-ups, early-stage, development, and expansion-stage companies engaged in business in the technology area.

Advent International GPE VIII-B, L.P. represents 9.85% of Members’ Equity – Net Assets of the Company. The objective of Advent International GPE VIII-B L.P. is to make investments in businesses in the development stage and other small to medium sized companies based primarily in Europe and North America.

NB Private Markets Fund III (Master) LLC Notes to the Financial Statements September 30, 2021 (Unaudited)

Lightspeed China Partners II, L.P. represents 5.93% of Members’s Equity – Net Assets of the Company. The objective of Lightspeed China Partners II, L.P. is to make investments that are primarily in early stages or growth stage companies, which will typically be headquartered in, have operations in, sell products to, or have some other nexus to, China.

Green Equity Investors VII, L.P. represents 5.78% of Members’ Equity – Net Assets of the Company. Green Equity Investors VII, L.P. will seek to make control-oriented equity investments in lower middle market companies in the information and business services and communications sectors.

Charlesbank Equity Fund VIII, L.P. represents 5.63% of Members’ Equity – Net Assets of the Company. The objective of Charlesbank Equity Fund VIII, L.P. is to make investments in equity, debt, convertible securities and other interests in business organizations, to provide capital for acquisition and expansion of growing companies.

7. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

NB Private Markets Fund III (Master) LLC Notes to the Financial Statements September 30, 2021 (Unaudited)

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

9. Other Matters

The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity. The impact of the virus may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The fluidity of the situation precludes any prediction as to its ultimate impact, which may have a continued effect on the economic and market conditions. Such conditions, which may be across industries, sectors, or geographies, have impacted and may continue to impact the Company’s portfolio companies.

10. Subsequent Events

The Company has evaluated all events subsequent to September 30, 2021, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

NB Private Markets Fund III (Master) LLC

Supplemental Information

September 30, 2021 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the period ended September 30, 2021.

The Company files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Company’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Private Markets Fund III (Master) LLC

Advisory and Sub Advisory Agreement Approval

September 30, 2021 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of Managers (the "Board") of NB Private Markets Fund III (Master) LLC (the "Master Fund") considered the approval of the Investment Advisory Agreement between the Master Fund and Neuberger Berman Investment Advisers LLC ("NBIA"), the Management Agreements between each of NB Private Markets Fund III (TI) LLC and NB Private Markets Fund III (TE) LLC (together, the "Feeder Funds") and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NB Alternatives Advisers LLC ("NBAA" and, together with NBIA, "Neuberger Berman"), at an executive session of the Independent Managers held on July 15, 2021 and a Board meeting held on July 26, 2021. The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement, Management Agreements and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund's assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the fees payable by each Feeder Fund to NBIA under Management Agreements between each Feeder Fund and NBIA. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs.

NB Private Markets Fund III (Master) LLC

Advisory and Sub Advisory Agreement Approval

September 30, 2021 (Unaudited)

The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of September 30, 2021:

Neuberger Berman Private Equity’s PIPCO investment team is responsible for the day-to-day management of the Fund and serves as the day-to-day interface with the members of the Private Investment Portfolio and Co-Investment Investment Committee (the “Investment Committee”), which serve as the Fund’s Portfolio Fund Managers. The Investment Committee and other senior private equity investment personnel also have responsibility for managing private equity investments made on behalf of third-party investors, sourcing new investment opportunities, performing due diligence on all new investment opportunities and monitoring existing investments.

Since the Registrant’s most recent annual report on Form N-CSR, Elizabeth Traxler was added as a member of the Investment Committee. The information below is with respect to Elizabeth Traxler, who joined the Investment Committee effective August 2021.

Elizabeth Traxler is a Managing Director of Neuberger Berman and a senior member of the Private Investment Portfolios & Co-Investments team. She is also a member of the Private Investment Portfolios, Co-investments and the Secondary Investment Committees. Prior to joining Neuberger Berman in 2008, Ms. Traxler was at Wachovia Capital Partners (now known as Pamlico Capital), where she focused on making direct growth equity and buyout investments across a broad range of industries. Ms. Traxler also worked at Wachovia Securities in the Leveraged Capital Group, which provided senior and mezzanine debt for private equity-backed transactions. She is currently a Board Observer for several private companies and Advisory Board member for a number of private equity funds. Ms. Traxler received an M.B.A. from the Kellogg School of Management at Northwestern University and a B.A., cum laude, in Economics from Vanderbilt University.

Other Accounts Managed as of September 30, 2021:

The following tables set forth information about funds and accounts other than the Registrant for which Elizabeth Traxler, as a member of the Investment Committee, is primarily responsible for the day-to-day portfolio management as of September 30, 2021. Registered investment companies in a “master-feeder” structure are counted as one investment company for purposes for determining the number of accounts managed.

Elizabeth Traxler

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
7	$1,475,414,891	29	$20,341,123,051	104	$30,888,628,364

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance-Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
7	$1,475,414,891	29	$20,341,123,051	104	$30,888,628,364

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Registrant. A conflict may also exist if a Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has policies that seek to allocate opportunities on a fair and equitable basis, taking into consideration the investment objectives and strategies and any legal, tax or regulatory considerations.

Compensation Structure of Portfolio Manager(s) or Management Team Members - As of September 30, 2021:

Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for the Fund’s Portfolio Management Team consists of fixed (salary) and variable (bonus) compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the portfolio manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation for a portfolio manager is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

The terms of our long-term retention incentives are as follows:

•               Employee-Owned Equity. Certain employees (i.e., senior leadership and investment professionals) participate in Neuberger Berman’s equity ownership structure, which was designed to incentivize and retain key personnel. In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity.

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

•               Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio.

•               Restrictive Covenants. Most investment professionals, including Portfolio Fund Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

Disclosure of Securities Ownership

As of September 30, 2021, Elizabeth Traxler did not own any interest in the Registrant.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the period ended September 30, 2021.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2021.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Private Markets Fund III (TE) LLC

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President

Date: December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)

Date: December 9, 2021

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 9, 2021